Assets and Liabilities Held For Sale and Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Assets and Liabilities Held For Sale and Discontinued Operations [Abstract]
Schedule of Consolidated Statements of Operations

The following table summarizes the major line items for the skincare business that are included in loss from discontinued operations, net of taxes in the consolidated statements of operations:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue	$-	$605,530	$152,381	$1,220,093
Cost of goods sold	-	166,274	30,530	335,185
Gross profit	$-	$439,256	$121,851	$884,908

Expenses
Depreciation	-	2,570	517	4,818
Marketing and promotion	-	587,893	6,924	849,415
Consulting fees	-	5,600	-	23,253
Office and administrative	7,661	515,619	54,875	1,261,767
Professional fees	-	109,436	50,460	246,068
Investor relations	-	390		7,057
Research and development	-	17,561	16,921	117,973
Foreign exchange (gain) loss	-	53	1,875	(1,198)
Travel and entertainment	-	52,505	10,726	111,613
Total expenses	$7,661	$1,291,627	$142,298	$2,620,766

Other income (expense)
Other income	24,796	-	49,614	34,723
Interest expense	-	(7,209)	-	(11,574)
Loss on the sale of Skincare	-	-	(39,676)	-
Net income (loss) from discontinued operations	$17,135	$(859,580)	$(10,509)	$(1,712,709)

The following table summarizes the major line items for the skincare business that are included in loss from discontinued operations, net of taxes in the consolidated statements of operations:

	December 31, 2024	December 31, 2023
Revenue	$2,467,298	$1,712,595
Cost of goods sold	670,197	578,015
Gross profit	$1,797,101	$1,134,580

Expenses
Depreciation	10,390	9,741
Marketing and promotion	1,023,200	403,841
Consulting fees	40,110	179,731
Office and administrative	2,051,571	1,981,414
Professional fees	415,878	446,511
Investor relations	6,667	-
Research and development	308,597	418,833
Foreign exchange (gain) loss	(1,972)	-
Travel and entertainment	186,244	319,762
Total expenses	$4,040,685	3,759,833

Other income	(34,723)	-
Interest expense	20,162	19,525

Loss from discontinued operations	$2,229,023	2,644,778

Schedule of Major Classes of Assets and Liabilities of Discontinued Operations

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations as at the Closing Date (January 16, 2025) and December 31, 2024:

	Closing Date January 16, 2025	December 31, 2024
Assets
Receivables, net	71,793	43,497
Inventory	875,996	898,962
Prepaid expenses and deposits	94,568	137,875
Property and equipment	47,618	48,134
Right of use asset	51,721	64,340
Total assets held for sale	1,141,696	1,192,808

Liabilities
Accounts payable and accrued liabilities	307,024	449,125
Customer deposits	13,806	34,302
Lease liability	52,640	65,489
Total liabilities held for sale	373,470	548,916
Total assets and liabilities held for sale, net	768,226	643,892

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations as at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Assets
Receivables, net	43,497	33,089
Inventory	898,962	495,667
Prepaid expenses and deposits	137,875	158,712
Property and equipment	48,134	-
Right of use asset	64,340	-
Total current assets held for sale	1,192,808	687,468

Deposit		10,773
Property and equipment	-	51,378
Right of use asset	-	206,582
Total assets held for sale	1,192,808	956,201

Liabilities
Accounts payable and accrued liabilities	449,125	535,361
Customer deposits	34,302	36,693
Lease liability	65,489	145,000
Total current liabilities held for sale	548,916	717,054

Lease liability	-	65,489
Total liabilities held for sale	548,916	782,543

Total assets and liabilities held for sale, net	643,892	173,658

Schedule of Cash Flows From Operating and Investing Activities of Discontinued Operations

The following represents the cash flows from operating and investing activities of discontinued operations for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Cashflows used in operating activities	$(174,767)	$(1,912,907)
Cashflows used in investing activities	-	(9,160)

The following represents the cash flows from operating and investing activities of discontinued operations for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Cashflows used in operating activities	$(2,686,379)	$(2,441,940)
Cashflows used in investing activities	(9,160)	(11,191)